Intangible Assets - Individual Business Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($) Segment	Dec. 31, 2018 CLP ($) Segment
Disclosure of detailed information about intangible assets [line items]
Number of business segments | Segment	4	4
Goodwill		$ 85,471
Individual Business Segments
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 16,714	16,714
Individual Business Segments | Retail
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,928	5,928
Individual Business Segments | Wholesale
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,135	2,135
Individual Business Segments | Treasury and money market operations
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,513	4,513
Individual Business Segments | Subsidiaries
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 4,138	$ 4,138